Accounting policy developments - Summary of impact of IFRS 16 on the opening amounts (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment, net	$ 362.1	$ 301.0		$ 253.6
Deferred income taxes	6.5	4.7		3.9
Current liabilities
Current maturities of long-term debt	92.3	42.8		32.7
Non-current liabilities
Long-term debt	1,673.4	477.7		429.6
Owners' equity
Retained earnings				(123.0)
Accumulated other comprehensive income	$ 142.4	$ 18.3		21.3	$ 21.5	$ 31.4
Excluding effects of IFRS 16
Non-current assets
Property, plant and equipment, net				115.2
Deferred income taxes				2.6
Current liabilities
Current maturities of long-term debt				6.0
Non-current liabilities
Long-term debt				302.0
Owners' equity
Retained earnings				(108.3)
Accumulated other comprehensive income				21.2
IFRS 16 effects
Non-current assets
Property, plant and equipment, net				138.4
Deferred income taxes				1.3
Current liabilities
Current maturities of long-term debt				26.7
Non-current liabilities
Long-term debt				127.6
Owners' equity
Retained earnings				(14.7)
Accumulated other comprehensive income			$ 0.1	$ 0.1